Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and the notes thereto. Accounting estimates affecting amounts reported or disclosed in the consolidated financial statements include, but are not limited to: the discount rate used in estimating the present value of the right-of-use
(ROU) assets and lease liabilities, the useful lives of property and equipment and intangible assets, the recoverability of long-lived assets, estimates and assumptions used in estimating the fair value of the redeemable noncontrolling interests, clinical trial accruals, periods over which revenue should be recognized, estimates of transaction price and assumptions used in estimating the fair value of share-based compensation expense. The Company bases its estimates on historical experience and other market-specific or other relevant assumptions that it believes to be reasonable under the circumstances and adjusts when facts and circumstances dictate. The estimates are the basis for making judgments about the carrying values of assets and liabilities and to record expenses that are not readily apparent from other sources. As future events and their effects cannot be determined with precision, actual results may materially differ from those estimates or assumptions.
Segment Reporting
Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker, who is the Chief Executive Officer of the Company, in making decisions regarding resource allocation and assessing performance. The Company views its operations and manages its business in one operating segment.
Risk and Uncertainties
Since December 2019,
COVID-19,
a novel strain of coronavirus has become a global pandemic. The virus continues to spread globally, has been declared a pandemic by the World Health Organization and has spread to over 100 countries, including the United States. The impact of this pandemic has been and will likely continue to be extensive in many aspects of society, which has resulted in and will likely continue to result in significant disruptions to the global economy, as well as businesses and capital markets around the world.
The full extent to which the
COVID-19
pandemic will directly or indirectly impact the Company’s business, results of operations and financial condition, including expenses, clinical trials and R&D costs, will depend on future developments that are highly uncertain, including as a result of new information that may emerge concerning
COVID-19
and the actions taken to contain or treat
COVID-19,
as well as the economic impact on local, regional, national and international markets.
Concentrations of Credit Risk
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash, cash equivalents, restricted cash and accounts receivable which are generally not collateralized. Deposits in the Company’s checking and money market accounts are maintained in federally insured financial institutions and are subject to federally insured limits or limits set by Securities Investor Protection Corporation.
The Company has not experienced any losses in such accounts and believes it is not exposed to significant concentrations of credit risk on its cash, cash equivalents and restricted cash balances due to the financial position of the depository institutions in which these deposits are held.
During the year ended December 31, 2021, revenues from the Company’s top two customers represented 56.8% and 35.8% of total revenues, respectively. During the year ended December 31, 2020, revenues from the Company’s top three customers represented 53.3%, 31.9% and 12.1% of total revenues, respectively. During the year ended December 31, 2019, revenues from the Company’s top three customers represented 37.4%, 33.9% and 24.4% of total revenues, respectively.
As of December 31, 2021, billed accounts receivable for two customers represented 74.6% and 21.3% of total billed receivables, respectively. As of December 31, 2020, billed accounts receivable for two customers represented 64.0% and 26.3%, respectively, of total billed receivables.
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents consist of readily available cash in checking accounts and money market funds, with original maturities less than three months. As of December 31, 2021 and 2020, the Company’s restricted cash consists of cash related to the Company’s clinical trials.
The following table provides a reconciliation of cash, cash equivalents and restricted cash, reported within the consolidated statements of cash flows for the periods presented (in thousands):

	December 31,
	2021	2020
Cash and cash equivalents	$170,064	$90,462
Restricted cash	842	816

Total cash, cash equivalents, and restricted cash presented in the consolidated statements of cash flows	$170,906	$91,278

Accounts Receivable, Net
Accounts receivable, net are recorded net of any allowance for current expected credit losses measured based on historical experience, current conditions, and reasonable and supportable forecasts. As of December 31, 2021 and 2020, the Company has determined an allowance for expected credit losses is not material.
Noncontrolling Interests
Through March 31, 2021, revenues, expenses, gains, losses, net loss and other comprehensive loss were reported in the consolidated financial statements at the consolidated amounts, which included the amounts attributable to both the controlling and redeemable noncontrolling interests.
Prior to March 2021, the Company’s noncontrolling interest was redeemable and classified outside of permanent equity because upon certain contingent events not being solely within the Company’s control and it may be required to purchase the Company’s RNCI. In March 2021, upon execution of the Reorganization agreements, the Company’s noncontrolling interests became mandatorily redeemable with embedded derivatives and were therefore reclassified from outside of permanent equity to a current liability until settlement at which time the RNCI was no longer subject to allocation of losses or other comprehensive loss.
Contract Balances
The timing of revenue recognition, billings and cash collections results in billed accounts receivable, unbilled receivables (contract assets), and deferred revenue (contract liabilities) on the consolidated balance sheet, recorded on a contract-by-contract
basis at the end of each reporting period.
The majority of the Company’s contract amounts are invoiced as work progresses in accordance with agreed-upon contractual terms, either at periodic intervals or upon achievement of contractual milestones. Billing sometimes occurs subsequent to revenue recognition, resulting in contract assets. These contract assets are referred to as unbilled receivables and are reported within prepaid expenses and other current assets on the consolidated balance sheets.
Contract liabilities from the Company’s R&D agreements (R&D Agreements) arise when amounts invoiced to customers exceed revenues recognized based upon measure of progress achieved. Contract liabilities additionally include advanced payments from customers on certain contracts. Contract liabilities decrease as the Company’s recognize revenue from the satisfaction of the related performance obligation. Contract liabilities are included in deferred revenue, current portion and deferred revenue, net of current portion on the consolidated balance sheets.
Property and Equipment, Net
Property and equipment generally consist of research equipment, computer equipment and software and office furniture, and are recorded at cost and depreciated over the estimated useful lives of the assets
(generally three to eight years) using the straight-line method. Leasehold improvements are stated at cost and are amortized on a straight-line basis over the lesser of the remaining term of the related lease or the estimated useful lives of the assets. Repairs and maintenance costs are charged to expense as incurred and improvements and betterments are capitalized. When assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the consolidated balance sheets and any resulting gain or loss is reflected in the consolidated statements of operations and comprehensive loss in the period realized.
Depreciation is calculated over their estimated useful lives as follows:

Laboratory Equipment	5 years
Computer, software and office equipment	3 – 8 years
Furniture and fixtures	5 years
The useful life of an asset is reviewed annually. Gains or losses arising from the retirement or disposal of an item of property and equipment are determined as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in profit or loss on the date of retirement or disposal.
Intangible Assets
The Company records its intangible assets based on their fair values at the date of acquisition. The Company’s finite lived intangible assets related to acquired technologies has estimated remaining useful lives between four to 13 years as of December 31, 2021, and 10 to 14 years as of December 31, 2020. Amortization expense for the Company’s finite lived intangible assets is charged to research and development expense in the consolidated statements of operations and comprehensive loss on a straight-line basis over the assets’ estimated useful lives.
Impairment losses on finite-lived intangible assets are recorded when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amount. If such assets are considered impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets. During the fourth quarter of 2021, the Company determined the estimated undiscounted future cash flows of one of its acquired technology intangible assets was less than the carrying amount and therefore impaired the asset’s net carrying value of $0.5 million, which is included in research and development expenses in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2021. While the Company’s current and historical operating losses and negative cash flows are possible indicators of impairment, management believes future cash flows to be generated by its remaining long-lived assets support the carrying value. The Company did not recognize any impairment losses related to their finite lived intangible assets during the year ended December 31, 2020.
On February 3, 2022, the Company received a Notice of Termination of Collaboration and License agreement (Relaxin) Between BMS and Ambrx (the Relaxin Agreement) from BMS (BMS’ Termination Notice) to be effective three months from receipt. As of December 31, 2021, the Company had acquired technologies associated with the BMS Relaxin Agreement (the BMS IA) of approximately $2.5 million. Due to BMS’ Termination Notice and the Company’s determination the asset had no alternative future use, the Company concluded the net carrying value the BMS IA had was less than the estimated discounted cash flows and therefore will record an impairment charge of $
2.5 million during the first quarter of 2022.
The Company’s intangible assets also include acquired
in-process
research and development (IPR&D) from a business combination, which is recognized as an indefinite lived intangible asset until completion or abandonment of the related R&D activities. When the related R&D is completed, the IPR&D intangible asset is reclassified as a finite-lived intangible asset and amortized over the remaining useful life. The Company’s acquired IPR&D is tested for impairment annually or more frequently if events or changes in circumstances between annual tests indicate that the asset may be impaired. Based on the Company’s annual impairment test, the Company did not
recognize any impairment losses related to their acquired IPR&D during the years ended December 31, 2021, 2020 and 2019.
Fair Value of Financial Instruments
The carrying amounts of the Company’s consolidated financial instruments, including cash equivalents, accounts receivables, accounts payable and accrued liabilities, approximate their fair values due to their short-term maturities.
Clinical Trial Accruals
As part of the process of preparing the consolidated financial statements, the Company is required to estimate expenses resulting from obligations under contracts with vendors, clinical research organizations, consultants and under clinical site agreements relating to conducting clinical trials. The financial terms of these contracts vary and may result in payment flows that do not match the periods over which materials or services are provided under such contracts.
The Company’s objective is to reflect the appropriate clinical trial expenses in its consolidated financial statements by recording those expenses in the period in which services are performed and efforts are expended. The Company accounts for these expenses according to the progress of the clinical trial as measured by patient progression and the timing of various aspects of the trial. Management determines accrual estimates, as of each balance sheet date, through discussions with applicable personnel and outside service providers as to the progress of clinical trials. During a clinical trial, the Company adjusts the clinical expense recognition if actual results differ from its estimates.
Right-of-Use
Assets, net and Lease Liabilities
The Company determines if an arrangement is a lease at the inception of the contract. The asset component of the Company’s operating leases is recorded as a right-of-use
(ROU) asset, and the liability component is recorded as current portion of operating lease liabilities and operating lease liabilities, net of current portion, in the Company’s consolidated balance sheets.
At the commencement, reassessment or modification date, the cost of the ROU asset includes all the following, if any: the amount of the initial measurement of the lease liability, any lease payments made to the lessor at or before the commencement date minus any lease incentive received and any initial direct costs incurred by the lessee. Operating lease liabilities are recognized based on the present value of lease payments over the lease term at the commencement date. The Company uses an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments if an implicit rate of return is not provided within the lease contract. When evaluating its incremental borrowing rate, management considers its borrowing rate on external collateralized debt with a term commensurate with the lease term, if any, or in the absence of external debt, the average incremental borrowing rate of its peer group. These amounts are estimated at the inception of or upon reassessment of a lease arrangement.
Lease cost is recognized on a straight-line basis over the lease term, and includes amounts related to short-term leases. Variable lease costs, such as common area maintenance, real estate taxes and management fees which do not depend on an index or rate are recognized as incurred. Short-term leases of
 12
months or less are expensed as incurred, which approximates the straight-line basis due to the short-term nature of the leases. The Company has elected not to separate lease and non-lease components.
ROU assets and operating lease liabilities are remeasured upon reassessments of leases using the present value of remaining lease payments and estimated incremental borrowing rate upon lease reassessment. The Company reviews any changes to its lease agreements for potential modifications and/or indicators of impairment of the respective ROU asset. See Note 7,
 Leases
.
Convertible Preferred Shares
During 2021, the Company’s Series A and Series B convertible preferred shares were classified as temporary equity instead of shareholders’ equity (deficit) in accordance with authoritative guidance for the classification and measurement of potentially redeemable securities, as the shares were conditionally redeemable upon certain change in control events that are outside the Company’s control, including the liquidation, sale, or transfer of control of the Company. Upon such change in control events, holders of the convertible preferred shares could cause its redemption. Upon completion of the Company’s IPO, the Series A and Series B convertible preferred shares converted to ordinary shares and are no longer outstanding.
Foreign Currency
The functional currency of Ambrx HK, Ambrx US and Ambrx AU is the U.S. Dollar. Through June 30, 2021, the functional currency for Ambrx Shanghai was the Chinese Renminbi. The financial statements of Ambrx Shanghai were translated into U.S. Dollars using exchange rates in effect at each period-end
for assets and liabilities and average exchange rates during the period for results of operations. The adjustment resulting from translating the financial statements of the Company’s then majority-owned subsidiary was reflected as a separate component of shareholders’ equity (deficit). Foreign currency transaction gains and losses were reported as other expense, net in the consolidated statements of operations and comprehensive loss. During the year ended December 31, 2021, the Company recognized aggregate losses of approximately $0.1 million and aggregate gains of approximately $8,400 on transactions denominated in foreign currencies. During the year ended December 31, 2020, the Company recognized aggregate losses of approximately $0.2 million and aggregate gains of approximately $38,000 on transactions denominated in foreign currencies. During the year ended December 31, 2019, the Company recognized aggregate losses of approximately $75,000 and aggregate gains of approximately $20,000 on transactions denominated in foreign currencies.
Other comprehensive loss related to the effects of foreign currency translation adjustments attributable to Ambrx during the years ended December 31, 2021 and 2020 were approximately $19,000 and 0.2 million, respectively.
Upon completion of the Reorganization, Ambrx Shanghai became the Company’s wholly owned subsidiary at which time their functional currency became the U.S. Dollar.
Revenue Recognition
The Company determines revenue recognition for arrangements within the scope of ASC 606,
Revenue from Contracts with Customers (Topic 606)
by performing the following five steps: (i) identify the contract; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when, or as, a company satisfies a performance obligation. A performance obligation is a promise in a contract to transfer a distinct good or service and is the unit of accounting in Topic 606. A contract’s transaction price is allocated among each distinct performance obligation based on relative standalone selling price and recognized as revenue when, or as, the applicable performance obligation is satisfied.
The terms of our R&D Agreements include upfront fees, R&D funding or reimbursements, milestone and other contingent payments for the achievement of defined objectives and certain preclinical, clinical, regulatory and sales-based events, as well as royalties on sales of commercialized products. Agreements with certain upfront payments may require deferral of revenue recognition to a future period until the Company performs the obligations under these agreements. The Company uses the most likely amount method to estimate variable consideration for event-based milestones and other contingent payments and have been fully constrained given the degree of uncertainty around the occurrence of such events. The Company continues to re-evaluate
the transaction price in each reporting period as contingencies are resolved and other changes in circumstances occur. The Company is required to adjust the transaction price for the effects of the time value of money if the timing of payments agreed to by the parties to the contract, explicitly or implicitly, provides the Company or its customer with a significant benefit of financing the transfer of goods or services. The Company concluded that its contracts with the customers do not contain a significant financing component because the payment structure of the R&D Agreements arises from reasons other than providing a significant benefit of financing.
Taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction, that are collected by the Company from a customer, are excluded from revenues.
R&D Agreements
The Company analyzes its R&D Agreements to assess whether they are within the scope of ASC 808,
Collaborative Arrangements (ASC 808)
, which includes determining whether such arrangements involve joint operating activities performed by parties that are both active participants in the activities and exposed to significant risks and rewards dependent on the commercial success of such activities. This assessment is performed at contract inception and again, if changes in either the roles of the participants in the arrangement or the participants’ exposure to significant risks and rewards dependent on the ultimate commercial success of the arrangement are identified. For each of the periods presented, the Company determined that its contracts with customers do not fall within the guidance in ASC 808 as the Company is not exposed to significant risks that are dependent on commercial success of the collaborative activity.
License Fees
As part of the R&D Agreements, the Company licenses its intellectual property to customers for fees, which many times includes the receipt of upfront fees. If a license to the Company’s intellectual property is determined to be distinct from the other promises or performance obligations identified in the agreement, the Company recognizes revenue from non-refundable,
upfront fees allocated to the license when the license is transferred to the customer. In assessing whether a promise or performance obligation is distinct from the other promises, the Company considers factors such as the research, development, manufacturing and commercialization capabilities of the licensee and the availability of the associated expertise in the general marketplace. In addition, the Company considers whether the licensee can benefit from a promise for its intended purpose without the receipt of the remaining promise, whether the value of the promise is dependent on the unsatisfied promise, whether there are other vendors that could provide the remaining promise, and whether it is separately identifiable from the remaining promise. For licenses that are combined with other promises, the Company utilizes judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue. For those license related performance obligations that are satisfied over time, the Company measures progress through actual effort, including hours incurred, and an estimation of time to completion based on the budget and research workplan. Typical agreements require the transfer of knowledge so the customer can effectively use the license and the Company believes these measurements accurately represent the transfer of knowledge through its clinical research services. The Company evaluates the measure of progress each reporting period and, if circumstances change over time, the Company will update its measure of progress to reflect any changes in the outcome of the performance obligation and, therefore, adjust the measure of performance and related revenue recognition. The measure of progress, and thereby periods over which revenue should be recognized, is subject to estimates by management and may change over the course of the agreement. Such a change could have a material impact on the amount of revenues the Company records in future periods. During the second half of 2021, the Company re-evaluated
the measure of progress for a compound under one of its R&D Agreements, which resulted in an increased estimate in the timing and efforts of satisfaction of the Company’s performance obligations under the agreement. This change did not have an impact on the

transaction price and/or the variable consideration to be received under the agreement. As a result of the re-evaluation,
the Company recognized a cumulative
catch-up
adjustment reducing revenue by approximately $1.4 million with an equal increase in total contract liabilities (i.e., deferred revenue) from upfront payments.
Reimbursements
As part of the R&D Agreements where the Company only provides R&D services, the Company is reimbursed by the customer for certain costs incurred as agreed to in the research plan. The Company elected the practical expedient for certain R&D reimbursements which allows it to recognize revenue in the amount for which the Company has a right to invoice if its right to consideration is an amount corresponding directly to the value of completed performance to date. The Company estimates variable consideration, if any, at contract inception and each reporting period, to determine if there were any changes in the transaction price. The transaction price will be adjusted to the extent the risk of significant revenue reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the milestones are subsequently resolved. Any such adjustments are recorded on a cumulative catch-up
basis and revenues and earnings are impacted in the period of adjustment.
Milestones and Other Contingent Payments
At the inception of each R&D Agreement that includes milestones and other contingent payments, the Company evaluates whether the milestones or other contingent payments are considered probable of being achieved and estimates the amount to be included in the initial transaction price using the most likely amount method. If it is probable that a significant revenue reversal would not occur, the associated value is included in the transaction price. Milestones or other contingent payments are only included in the transaction price to the extent the risk of a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the milestones are subsequently resolved. The Company evaluates factors such as the scientific, clinical, regulatory, commercial, and other risks that must be overcome to achieve the particular contingency in making this assessment. There is considerable judgment involved in determining whether it is probable that a significant revenue reversal would not occur. At the end of each subsequent reporting period, the Company reevaluates the probability of achievement of all milestones and other contingencies subject to constraint and, if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up
basis and revenues and earnings are impacted in the period of adjustment.
Sales-Based Milestones and Royalties on Sales of Commercialized Products
For R&D Agreements that include sales-based milestone payments and royalties which are the result of a customer-vendor relationship and for which the license is deemed to be the predominant item to which the royalties relate, the Company recognizes revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied or partially satisfied.
R&D Services
The promises under the Company’s agreements may include R&D services to be performed by the Company on behalf of the counterparty. If these services are determined to be distinct from the other promises or performance obligations identified in the arrangement, the Company recognizes the transaction price allocated to these services as revenue over time based on an appropriate measure of progress of the performance. If these services are determined not to be distinct from the other promises or performance obligations identified in the arrangement, the Company recognizes the transaction price allocated to the combined performance obligation as the related performance obligation is satisfied. For those R&D services that are satisfied over time, the Company, measures progress through actual effort, including hours incurred, and an estimation of time to completion based on the budget and research workplan. Typical agreements require the transfer of knowledge and development of drug products and the Company believes these measurements accurately represent the transfer of clinical research services.
Customer Options
If an arrangement contains customer options, the Company evaluates whether the options are material rights because they allow the customer to acquire additional goods or services for free or at a discount incremental to the range of discounts typically given to similar class of customers. If the customer options are determined to represent a material right, the material right is recognized as a separate performance obligation at the outset of the arrangement. The Company allocates the transaction price to material rights based on the relative stand-alone selling price, which is determined based on the identified discount and the probability that the customer will exercise the option. Amounts allocated to a material right are not recognized as revenue until, at the earliest, the future goods or services are transferred or expiration of the option. If the options are deemed not to be a material right, they are excluded as performance obligations at the outset of the arrangement.
Research and Development Expense
Research and development expenses consist primarily of costs incurred in connection with the development of the Company’s technology platform, product candidates, discovery efforts and preclinical and clinical development of its product candidates. The Company’s research and development expenses include third-party costs with CROs and others conducting R&D activities and clinical trials on the Company’s behalf, manufacturing costs, outside consultant costs, laboratory supply and clinical trial material costs, and license payments for intellectual property used in R&D activities. The Company’s R&D expenses also include personnel costs, such as salaries, benefits, and other employee related costs, including share-based compensation, for personnel engaged in the Company’s R&D functions, amortization of finite-lived intangible assets, facility and equipment related costs, which include depreciation and amortization costs and expenses for rent and maintenance of facilities and other operating costs if specifically, identifiable to R&D activities.
General and Administrative Expense
General and administrative expenses include personnel costs, such as salaries and other related costs, including share-based compensation, for personnel in the Company’s executive, finance, business development, information technology, human resources, operations and administrative functions. General and administrative expenses also include legal fees relating to intellectual property and corporate matters, professional fees for accounting, auditing, tax and consulting services; insurance costs; travel expenses facilities-related costs, which include depreciation costs and expenses for rent and maintenance of facilities, and other operating costs that are not specifically attributable to research activities.
Patent Expenses
The Company expenses all costs as incurred in connection with patent applications (including direct application fees, and the legal and consulting expenses related to making such applications) and such costs are included in general and administrative expenses in the accompanying statements of operations.
Share-Based Compensation
Share-based compensation expense related to share options and employee share purchase plan rights is measured based on estimating the grant date fair value using the Black-Scholes option pricing model.
The Company recognizes share-based compensation expense on a straight-line basis based upon the grant date fair value. For awards whose vesting is based upon satisfaction of both a requisite service period and a performance criterion, the Company records share-based compensation expense on a straight-line basis until the earlier of the completion of the explicit service period or the achievement of the performance criteria. Performance criteria for awards subject to regulatory approval do not become probable of occurrence until the board of director’s reviews and approves the satisfaction of the performance criteria. The Company records forfeitures when they occur. See Note 10 –
Share-based Compensation
for information on the assumptions used in determining the grant date fair value.
Income Taxes
The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and the tax reporting basis of assets and liabilities and are measured using the enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. The Company provides a valuation allowance against net deferred tax assets unless, based upon the available evidence, it is more likely than not that the deferred tax assets will be realized. When the Company establishes or reduces the valuation allowance against its deferred tax assets, its provision for income taxes will increase or decrease, respectively, in the period such determination is made.
The accounting guidance for uncertainty in income taxes prescribes a recognition threshold and measurement attribute criteria for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities based on the technical merits of the position.
Noncontrolling Interests
The Company’s noncontrolling interests represented the approximately 11% equity interest in a subsidiary not attributable, either directly or indirectly, to the Company, and was recognized separately from the Company’s controlling interest within its consolidated financial statements. Revenues, expenses, gains, losses, net loss and other comprehensive loss were reported in the consolidated financial statements at the consolidated amounts, which include the amounts attributable to both the controlling and redeemable noncontrolling interests.
The Company’s noncontrolling interest was redeemable and classified outside of permanent equity because, upon certain contingent events that are not solely within the Company’s control, it may have been required to purchase the redeemable noncontrolling shareholders’ interests.
The Company did not adjust the carrying values of the redeemable noncontrolling interests to its redemption prior to the Reorganization, when Ambrx Shanghai became a wholly owned subsidiary of the Company and therefore, the redeemable noncontrolling interest was settled.
Net Loss Per Share Attributable to Ambrx Biopharma Inc Ordinary Shareholders
Prior to the completion of the IPO, the Company followed the two-class
method when computing net loss per share attributable to Ambrx shareholders as the Company had issued Series A and Series B convertible preferred shares (Preferred Shares), which met the definition of participating securities. The Company’s Preferred Shares entitled the holders to participate in dividends, when and if declared, but did not require the holders to participate in losses of the Company. Accordingly, if the Company reported a net loss attributable to holders of the Company’s ordinary shares, net losses were not allocated to holders of the Preferred Shares. Upon closing of the Company’s IPO, all Series A and Series B convertible preferred shares converted into ordinary shares of the Company on a one-for-one
basis. See the Initial Public Offering discussion within Note 1 –
Description of Business and Basis of Presentation
.
Basic net loss per ordinary share is calculated by dividing the net loss attributable to ordinary Ambrx shareholders by the weighted-average number of ordinary shares outstanding during the period, without consideration for potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss attributable to ordinary shareholders by the weighted-average number of ordinary shares and potentially dilutive securities outstanding for the period determined using the treasury-stock and if-
converted methods. For purposes of the diluted net loss per share calculation, potentially dilutive securities are excluded from the calculation of diluted net loss per share because their effect was anti-dilutive and therefore, basic and diluted net loss per share were the same for all periods presented.
Potentially dilutive securities excluded from the calculation of diluted net loss per share included options to purchase 34,200,976, 28,377,521 and 11,192,556 ordinary shares for the years ended December 31, 2021, 2020 and 2019, respectively.
Recent Accounting Pronouncements
Recently Adopted
Effective January 1, 2021, the Company adopted Accounting Standards Update (ASU)
No. 2019-12,
Income Taxes (Topic 740)—Simplifying the Accounting for Income Taxes (ASU
No. 2019-12).
ASU
No. 2019-12
removes the exception to the incremental approach of intra-period tax allocation when there is a loss from continuing operations and income or gain from other items (for example, other comprehensive loss). The adoption of ASU
No. 2019-12
did not have a material impact on the Company’s consolidated financial statements.
Effective January 1, 2021, the Company early adopted ASU No.
2020-06, Accounting
for Convertible Instruments and Contracts in an Entity’s Own Equity, using the full retrospective approach, which was part of an overall simplification initiative to reduce costs and complexity of applying accounting standards while maintaining or improving the usefulness of the information provided to users of financial statements. The adoption of ASU
No. 2020-06
did not have a material impact on the Company’s consolidated financial statements.
Recently Issued
From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board or other standards setting bodies that are adopted as of the specified effective date. The Company believes the impact of recently issued standards and any not yet effective will not have a material impact on its consolidated financial statements upon adoption.